SHARE CAPITAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended							2 Months Ended	12 Months Ended
	Aug. 10, 2020	May 06, 2020	Feb. 03, 2020	Feb. 28, 2021	Feb. 28, 2021	Jul. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 02, 2019	Aug. 22, 2019	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 15, 2020	Jun. 30, 2018	Dec. 31, 2017	Jul. 31, 2016	Jan. 31, 2016
Intec Pharma Ltd. [Member]
Proceeds from issuance of ordinary shares, net of issuance costs												$ 421	$ 2,086
Proceeds from issuance of ordinary shares and warrants, net of issuance costs (in Dollars)												5,692
Proceeds from exercise of warrants (in Dollars)												769
Proceeds from issuance of ordinary shares and warrants, net of issuance costs												4,426
Proceeds from issuance of ordinary shares and pre-funded warrants, net of issuance costs												4,599
Proceeds from exercise of pre-funded warrants												$ 71
Intec Pharma Ltd. [Member] | Plan 2015 [Member]
Number of ordinary shares reserved for issuance under the 2015 plan						175,000		50,000			175,000		50,000		50,000	105,000	35,000	35,000
Number of shares available for grant												181,027
Maximum term of award												10 years
Intec Pharma Ltd. [Member] | Increase In Authorized Share Capital [Member]
Authorized ordinary shares before the increase in authorized share capital														5,000,000
Authorized ordinary shares post the increase in authorized share capital														17,500,000
Intec Pharma Ltd. [Member] | Exercise of Warrants [Member] | Subsequent Event [Member]
Proceeds from exercise of warrants (in Dollars)					$ 956
Intec Pharma Ltd. [Member] | Repricing of Options Previously Granted [Member]
Number of options previously granted										63,183
Exercise price (in Dollars per share)										$ 8.94
Total incremental fair value of options previously granted										$ 253
Risk-free interest rate										1.50%
Dividend yield										0.00%
Intec Pharma Ltd. [Member] | Repricing of Options Previously Granted [Member] | Minimum [Member]
Expected volatility										99.00%
Expected term										2 years 7 months 6 days
Intec Pharma Ltd. [Member] | Repricing of Options Previously Granted [Member] | Maximum [Member]
Expected volatility										122.00%
Expected term										4 years 4 months 24 days
Intec Pharma Ltd. [Member] | Underwritten Public Offering [Member]
Number of shares issued			764,000
Issuance expenses			$ 800
Number of pre-funded warrants issued			48,500
Number of warrants issued			812,500
Pre-funded warrants exercise price (in Dollars per share)			$ 0.002
Combined price of share and warrant (in Dollars per share)			8.00
Exercise price per share			$ 8.00
Proceeds from issuance of ordinary shares and warrants, net of issuance costs (in Dollars)			$ 5,700
Outstanding warrants												767,875
Intec Pharma Ltd. [Member] | Underwritten Public Offering [Member] | Exercise of Warrants [Member]
Number of warrants exercised											44,625
Proceeds from exercise of warrants (in Dollars)											$ 357
Intec Pharma Ltd. [Member] | Underwritten Public Offering [Member] | Exercise of Warrants [Member] | Subsequent Event [Member]
Number of warrants exercised				20,000
Proceeds from exercise of warrants (in Dollars)				$ 160
Intec Pharma Ltd. [Member] | Registered Direct Offering and Concurrent Private Placement [Member]
Number of shares issued		814,598
Issuance expenses		$ 500
Number of warrants issued		407,299
Exercise price per share		$ 4.90
Outstanding warrants												323,226
Purchase price per share		$ 6.138
Term of the warrants		five and one-half years
Proceeds from issuance of ordinary shares and warrants, net of issuance costs		$ 4,500
Intec Pharma Ltd. [Member] | Registered Direct Offering and Concurrent Private Placement [Member] | Exercise of Warrants [Member]
Number of warrants exercised						84,073
Proceeds from exercise of warrants (in Dollars)						$ 412
Intec Pharma Ltd. [Member] | Registered Direct Offering and Concurrent Private Placement [Member] | Exercise of Warrants [Member] | Subsequent Event [Member]
Number of warrants exercised				162,500
Proceeds from exercise of warrants (in Dollars)				$ 796
Intec Pharma Ltd. [Member] | Registered Direct Offering [Member] | Aspire Capital Fund L L C [Member]
Number of shares issued	356,250
Issuance expenses	$ 330
Number of pre-funded warrants issued	356,250
Exercise price per share	$ 0.20
Purchase price per share	7.022
Purchase price of pre-funded warrants per share	$ 6.822
Proceeds from issuance of ordinary shares and pre-funded warrants, net of issuance costs	$ 4,600
Proceeds from exercise of pre-funded warrants												$ 71
Proceeds from issuance of ordinary shares and pre-funded warrants including the exercise of pre-funded warrants, net of issuance costs												$ 4,700
Subsidiaries [Member] | Repricing of Options Previously Granted [Member]
The incremental fair value of fully vested options previously granted										$ 62
Sales Agreement [Member] | Cowen [Member]
Number of shares issued							41,569	97,226
Average price per share							$ 10.50	$ 22.6					$ 22.6
Proceeds from issuance of ordinary shares, net of issuance costs							$ 421	$ 2,100
Issuance expenses							$ 15	$ 112
Purchase Agreement With Aspire [Member] | Intec Pharma Ltd. [Member]
Aspire's commitment to purchase aggregate amount of the Company's ordinary shares under the purchase agreement (in Dollars)									$ 10,000
Number of shares issued to Aspire									30,626